CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating Activities
Net (loss) income	$ (194)	$ 143	$ 7	$ 284
Adjusted for the following items:
Adjustments for depreciation and amortisation expense	67	77	143	156
Mark-to-market on hedging items, provisions and other	35	18	48	27
Adjustments for remeasurement of exchangeable and class B shares	238	0	140	0
Deferred income tax expense (recovery)	17	24	66	48
Changes in non-cash working capital, net	5	(7)	(56)	4
Cash from operating activities	168	255	348	519
Investing Activities
Purchase of long lived assets	(63)	(103)	(184)	(198)
Cash used by investing activities	(63)	(103)	(184)	(198)
Financing Activities
Dividends paid to Parent, classified as financing activities	0	39	33	72
Distributions to non-controlling interest	(87)	(108)	(188)	(204)
Proceeds from subsidiary borrowings	0	51	435	108
Repayment of subsidiary borrowings	0	(21)	(380)	(41)
Cash from financing activities	(87)	(117)	(166)	(209)
Cash and cash equivalents
Change during the year	18	35	(2)	112
Impact of foreign exchange on cash	0	3	(41)	1
Balance, beginning of year	143	174	204	99
Balance, end of year	$ 161	$ 212	$ 161	$ 212